Equity Transactions with Noncontrolling Interests (Schedule Of Noncontrolling Interest Activity) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Equity Transactions with Noncontrolling Interests
Net income (loss) attributable to Panasonic Corporation	¥ 74,017	¥ (103,465)	¥ (378,961)
Decrease in capital surplus for purchase of additional shares in consolidated subsidiaries primarily for the purpose of conversion into wholly-owned subsidiaries	(109,326)	(8,240)
Change from net income (loss) attributable to Panasonic Corporation and Transfers (to) from the noncontrolling interests	¥ (35,309)	¥ (111,705)	¥ (378,961)